SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
(each, a "Fund," and together, the "Funds")

Supplement dated April 15, 2016
to the Class A Shares Prospectus dated May 31, 2015, as amended on February 12, 2016 and April 14, 2016

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Funds' Portfolio Management

Under the heading titled "Sub-Adviser," under the section titled "Management," in the Fund Summary for each Fund, the reference to "BofA Advisors, LLC" is hereby deleted and replaced with "BlackRock Advisors, LLC".

In addition, under the section titled "Sub-Advisers," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates.

There are no other changes to the portfolio management of the Funds.

Change in Disclosure of Portfolio Holdings

In the section titled "Disclosure of Portfolio Holdings Information," the first paragraph is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

On the Monday following each week end, a list of all portfolio holdings in each Fund as of the end of such week shall be made available on the Portfolio Holdings Website. The portfolio holdings shall remain on the Portfolio Holdings Website until the following Monday at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

Other than as set forth herein, there are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1023 (04/16)

SEI DAILY INCOME TRUST

Government Fund
(the "Fund")

Supplement dated April 15, 2016
to the Class CAA Shares Prospectus dated October 27, 2015, as amended on April 14, 2016

This supplement provides new and additional information beyond that contained in the Class CAA Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Fund's Portfolio Management

Under the heading titled "Sub-Adviser," under the section titled "Management," in the Fund Summary for the Fund, the reference to "BofA Advisors, LLC" is hereby deleted and replaced with "BlackRock Advisors, LLC".

In addition, under the section titled "Sub-Adviser," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Government Fund pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates.

There are no other changes to the portfolio management of the Fund.

Change in Disclosure of Portfolio Holdings

In the section titled "Disclosure of Portfolio Holdings Information," the first paragraph is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

On the Monday following each week end, a list of all portfolio holdings in the Fund as of the end of such week shall be made available on the Portfolio Holdings Website. The portfolio holdings shall remain on the Portfolio Holdings Website until the following Monday at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

Other than as set forth herein, there are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1024 (04/16)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund
(the "Funds")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated May 31, 2015, as amended on July 6, 2015, September 4, 2015, November 23, 2015 and February 12, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Sub-Advisers for the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds

On the cover page of the SAI, the reference to BofA Advisors, LLC is hereby deleted and replaced with "BlackRock Advisors, LLC".

Under the heading titled "The-Sub-Advisers," under the section titled "The Adviser and Sub-Advisers," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

Blackrock Advisors, LLC—BlackRock Advisors, LLC ("BAL") serves as a Sub-Adviser to a portion of the assets of each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. BAL is an investment adviser registered with the SEC. BAL is a wholly owned indirect subsidiary of BlackRock, Inc. ("BlackRock"), an independent and publicly-traded corporation incorporated in Delaware and headquartered in New York, New York. As of December 31, 2015, PNC Financial Services Group, Inc. owned 22.2% of BlackRock and institutional investors, employees and the public held economic interest of 77.8% of BlackRock.

Change in Disclosure of Portfolio Holdings Information for the Funds

In the section titled "Disclosure of Portfolio Holdings Information," the second paragraph is hereby deleted and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in each as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

On the Monday following each week end, a list of all portfolio holdings in the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds as of the end of such week shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the following Monday at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. In addition to a list of all the Funds' portfolio holdings, the Portfolio Holdings Website may include certain attributes of (a) a Fund's portfolio holdings, such as CUSIP, yield, maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) a Fund's portfolio, such as the Fund's dollar-weighted average portfolio maturity and dollar-weighted average life.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a special meeting of the shareholders of the Funds that are series of SEI Daily Income Trust (the "Trust"), held on January 15, 2016, shareholders voted to elect, as a slate of nominees, each of the current Trustees and one new independent Trustee, Ms. Susan C. Cote, to the Board of Trustees of the Trust (the "Board"). Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Members of the Board," under the heading titled "Trustees and Officers of the Trust," the first sentence is hereby deleted and replaced with the following:

There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same heading, under the section titled "Independent Trustees," the following paragraph is hereby added as the last paragraph in the section:

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust and SEI Institutional International Trust. Independent Consultant to SEI Liquid Asset Trust.

In addition, under the same heading, under the section titled "Individual Trustee Qualifications," the following paragraph is hereby added as the ninth paragraph of the section:

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In addition, under the same heading, under the section titled "Board Standing Committees," under the sub-section titled "Audit Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Audit Committee.

In addition, under the same heading, under the same section, under the sub-section titled "Governance Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Governance Committee.

In addition, under the same heading, under the section titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (Fund Complex)
Ms. Cote[1]	None	None

1  Elected by shareholders to the Board on January 15, 2016.

In addition, under the same heading, under the section titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart:

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Cote[1]	$0	0	0	$0

1  Elected by shareholders to the Board on January 15, 2016.

Other than as set forth herein, there are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1025 (04/16)

SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund
(the "Fund")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated June 26, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Fund's Board of Trustees.

At a special meeting of the shareholders of the Funds that are series of SEI Daily Income Trust (the "Trust"), held on January 15, 2016, shareholders voted to elect, as a slate of nominees, each of the current Trustees and one new independent Trustee, Ms. Susan C. Cote, to the Board of Trustees of the Trust (the "Board"). Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Members of the Board," under the heading titled "Trustees and Officers of the Trust," the first sentence is hereby deleted and replaced with the following:

There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same heading, under the section titled "Independent Trustees," the following paragraph is hereby added as the last paragraph in the section:

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust and SEI Institutional International Trust. Independent Consultant to SEI Liquid Asset Trust.

In addition, under the same heading, under the section titled "Individual Trustee Qualifications," the following paragraph is hereby added as the ninth paragraph of the section:

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In addition, under the same heading, under the section titled "Board Standing Committees," under the sub-section titled "Audit Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Audit Committee.

In addition, under the same heading, under the same section, under the sub-section titled "Governance Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Governance Committee.

In addition, under the same heading, under the section titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart:

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Ms. Cote[1]	None	None

1  Elected by shareholders to the Board on January 15, 2016.

In addition, under the same heading, under the section titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart:

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Cote[1]	$0	0	0	$0

1  Elected by shareholders to the Board on January 15, 2016.

Other than as set forth herein, there are no other changes to the membership of the Fund's Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1026 (04/16)

SEI DAILY INCOME TRUST

Government Fund
(the "Fund")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated October 27, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Disclosure of Portfolio Holdings Information for the Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the first and second sentences of the second paragraph are hereby deleted and replaced with the following:

On the Monday following each week end, a list of all portfolio holdings in the Fund as of the end of such week shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the following Monday at which time they will be permanently removed from the site. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Fund's Board of Trustees.

At a special meeting of the shareholders of the Funds that are series of SEI Daily Income Trust (the "Trust"), held on January 15, 2016, shareholders voted to elect, as a slate of nominees, each of the current Trustees and one new independent Trustee, Ms. Susan C. Cote, to the Board of Trustees of the Trust (the "Board"). Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Members of the Board," under the heading titled "Trustees and Officers of the Trust," the first sentence is hereby deleted and replaced with the following:

There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same heading, under the section titled "Independent Trustees," the following paragraph is hereby added as the last paragraph in the section:

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust and SEI Institutional International Trust. Independent Consultant to SEI Liquid Asset Trust.

In addition, under the same heading, under the section titled "Individual Trustee Qualifications," the following paragraph is hereby added as the ninth paragraph of the section:

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In addition, under the same heading, under the section titled "Board Standing Committees," under the sub-section titled "Audit Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Audit Committee.

In addition, under the same heading, under the same section, under the sub-section titled "Governance Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Governance Committee.

In addition, under the same heading, under the section titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart:

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Ms. Cote[1]	None	None

1  Elected by shareholders to the Board on January 15, 2016.

In addition, under the same heading, under the section titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart:

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Cote[1]	$0	0	0	$0

1  Elected by shareholders to the Board on January 15, 2016.

In addition, under the same heading, the section titled "Independent Consultant" is hereby deleted.

Other than as set forth herein, there are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1027 (04/16)